Business Combination (Details) - USD ($)	Dec. 31, 2022	Sep. 17, 2020
Business Combination [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		$ 1,059,600
Business Combination, Contingent Consideration, Liability	$ 0